UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Investment Partners, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Security Capital Preferred Growth LLC	N/A	N/A	20-Septemeber 2011	Proposal I: The approval of Amendment No. 2 to the Amended and Restated Limited Liability Company Agreement of SC-PG LLC dated as of July 1, 2007, as previously amended by Amendment No. 1 dated as of May 22, 2008. This amendment will provide all shareholders with full quarterly liquidity upon providing 30-days’ notice, replace the existing, rolling annual liquidity and create a new single class of common shares in SC-PG LLC.	Board of Directors	Yes	For	For Mgt.
Security Capital Preferred Growth LLC	N/A	N/A	20-Septemeber 2011	Proposal II: The adoption of modified fundamental investment policies for SC-PG LLC that will allow SC-PG LLC, as part of a hedging strategy, to make uncovered short sales of securities and maintain an uncovered short position provided that the total value of the uncovered short positions may not at any time exceed 15% of SC-PG LLC's gross assets. In addition, the total value of any outstanding uncovered positions plus any outstanding borrowings of SC-PG LLC, when added together, may not at any time exceed 33% of SC-PG LLC's gross assets. Finally, consistent with these changes, SC-PG LLC will be allowed to make covered short sales and maintain covered short positions provided that the collateral held for such positions does not exceed 15% of SC-PG LLC's gross assets.	Board of Directors	Yes	For	For Mgt.
Security Capital Preferred Growth LLC	N/A	N/A	20-Septemeber 2011	Proposal III: To transact such other business as may properly come before the annual meeting or any adjournment of the annual meeting	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant		Hatteras Master Fund, L.P.

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President

Date	August 30, 2012